Commitments - Schedule of Sales Agreements for Future Delivery (Details)	12 Months Ended
	Jun. 30, 2025 Unit Quantity	Jun. 30, 2024 Unit Quantity	Jun. 30, 2023 Unit Quantity
Cotton seed [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Jun25-Dec25	Aug24-Aug25
Quantity		1,400	928
Agreements		3	6
Unit		ton	ton
Currency		R$	R$
Price | Unit		1,164.47	812.33
Cotton lint [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Aug26-Nov26	Jun25-Dec25	Aug24-Aug25
Quantity	2,000	4,050	3,535
Agreements	5	12	9
Unit	ton	ton	ton
Currency	US$	US$	US$
Price | Unit	1,565.13	1,543.95	1,719.58
Cotton seed [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Jun25-Dec25	Aug24-Aug25
Quantity		1,950	138
Agreements		3	1
Unit		ton	ton
Currency		US$
Price | Unit		181.11
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Jan25-Sep25
Quantity		182,439
Agreements		7
Unit		bags
Currency		R$
Price | Unit		118.81
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Jan25-Sep25
Quantity		229,654
Agreements		14
Unit		bags
Currency		US$
Price | Unit		21.1
Soybean [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Jan25-Sep25
Quantity		272,097
Agreements		8
Unit		bags
Cotton lint [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date	Aug26-Nov26	Jun25-Dec25
Quantity	1,050	5,453
Agreements	3	6
Unit	ton	ton
Corn [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Jul25-Oct25
Quantity		418,328
Agreements		15
Unit		bags
Currency		R$
Price | Unit		51.5
Corn [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Jul25-Oct25
Quantity		176
Agreements		1
Unit		bags
Sugarcane [Member]
Schedule of Sales Agreements for Future Delivery [Line Items]
Delivery date		Apr25-Dec25
Quantity		899,254
Agreements		1
Unit		ton